Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,429)	$ (13,110)	$ (17,894)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	1	3	6
Share based compensation	6,297	9,074	15,784
Accretion expense and interest settled by share issuances	152	116	96
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(77)	(2)	52
Research tax credit receivable		271	344
Security deposit		(7)
Prepaid expense			(1)
Inventory	(13)	35	51
Accounts payable and accrued liabilities	863	(883)	318
Deferred revenue			(2,509)
Net cash used in operating activities	(6,206)	(4,502)	(3,753)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of share capital	5,039	6,147	3,586
Share issue costs			(48)
Payments under option settlement agreements			(43)
Net cash provided from financing activities	5,039	6,147	3,495
Net (decrease) increase in cash and cash equivalents	(1,167)	1,643	(258)
CASH AND CASH EQUIVALENTS
Beginning of year	2,018	374	632
End of year	851	2,018	374
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
NON-CASH INVESTING AND FINANCING ACTIVITIESACTIVITIES
Shares and warrants issued on connection with convertible notes	1,171		58
Share issued in settlement of finance charge